Loss Per Share - Antidilutive securities excluded from computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Line Items]
Total share options and warrants	230,533,235	94,096,998	90,011,158
Share options [Member]
Earnings Per Share [Line Items]
Total share options and warrants	94,349,035	94,096,998	89,611,998
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	0	399,160
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	136,184,200	0	0